Significant accounting policies (Details Narrative) - CAD ($)	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Short term investments	$ 920,000	$ 6,550,000
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Investments interest rate	4.25%	4.70%
Top of range [member]
IfrsStatementLineItems [Line Items]
Investments interest rate	4.95%	4.95%